NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common shareholders			$ 4,790,406	$ 6,480,071	$ 9,790,106	$ 4,250,280
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders, basic	7,195,529	5,099,172	7,195,529	5,000,935	5,785,617	4,759,997
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders, diluted	7,195,529	5,099,172	7,195,529	5,000,935	5,785,617	4,759,997
Net loss per share attributable to common shareholders, basic	$ (0.38)	$ (0.06)	$ (0.67)	$ (1.30)	$ (1.69)	$ (0.89)
Net loss per share attributable to common shareholders, diluted	$ (0.38)	$ (0.06)	$ (0.67)	$ (1.30)	$ (1.69)	$ (0.89)